Long-Term Debt - Other - Additional Information (Details) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021 USD ($) term_loan credit_facility	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) term_loan credit_facility	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
Carrying amount of debt	$ 1,394,373		$ 1,394,373		$ 1,481,936
Weighted-average interest rate for the Partnership's long-term debt outstanding	3.25%		3.25%		3.04%
Foreign exchange gains (losses)	$ 2,767	$ (7,853)	$ 6,884	$ (14,738)
Aggregate annual long-term debt principal repayments, for remainder of year	169,100		169,100
Aggregate annual long-term debt principal repayments, year two	233,300		233,300
Aggregate annual long-term debt principal repayments, year three	124,400		124,400
Aggregate annual long-term debt principal repayments, year four	$ 185,500		$ 185,500
Number of loan facilities | term_loan	6		6
Long-term debt	$ 1,385,692		$ 1,385,692		$ 1,472,213
Long-Term Debt, Maturity, Year One	212,300		212,300
Long-Term Debt, Maturity, after Year Four	$ 469,800		$ 469,800
Fair Value Guarantee [Member]
Debt Instrument [Line Items]
Number of loan facilities | credit_facility	5		5
Long-term debt	$ 510,800		$ 510,800
Minimum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt			0.60%
Maximum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt			3.25%
Long Term Debt1 [Member] | Fair Value Guarantee [Member]
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan Principal balance	115.00%		115.00%
Long Term Debt1 [Member] | Vessel | Fair Value Guarantee [Member]
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan Principal balance	686.00%		686.00%
Long Term Debt2 [Member] | Fair Value Guarantee [Member]
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan Principal balance	120.00%		120.00%
Long Term Debt2 [Member] | Vessel | Fair Value Guarantee [Member]
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan Principal balance	149.00%		149.00%
Long Term Debt3 [Member] | Fair Value Guarantee [Member]
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan Principal balance	135.00%		135.00%
Long Term Debt3 [Member] | Vessel | Fair Value Guarantee [Member]
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan Principal balance	227.00%		227.00%
Long Term Debt4 | Fair Value Guarantee [Member]
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan Principal balance	110.00%		110.00%
Long Term Debt4 | Vessel | Fair Value Guarantee [Member]
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan Principal balance	142.00%		142.00%
Long Term Debt5 Member | Fair Value Guarantee [Member]
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan Principal balance	120.00%		120.00%
Long Term Debt5 Member | Vessel | Fair Value Guarantee [Member]
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan Principal balance	163.00%		163.00%
Teekay Nakilat Joint Venture | Fair Value Guarantee [Member]
Debt Instrument [Line Items]
Number of loan facilities | term_loan	1		1